Risk Management (Details 31) - Prudential - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Calculation basis - Capital Adequacy Ratio
Tier I capital		R$ 80,084,744	R$ 78,762,886
Common Equity		75,079,777	73,747,016
Shareholders' equity		110,457,476	100,442,413
Minority / Other		68,072	60,615
Prudential adjustments	[1]	(35,445,771)	(26,756,012)
Additional Capital		5,004,967	5,015,870
Tier II capital		24,588,090	22,363,950
Subordinated debts (Resolution No. 4.192/13)		16,947,024	9,803,498
Subordinated debts (prior to Resolution No. 4.192/13)		7,641,066	12,560,452
Reference Equity (a)		104,672,834	101,126,836
Credit risk		554,928,771	589,977,243
Market risk	[2]	8,908,205	15,767,767
Operational risk		47,605,162	50,443,507
Risk-weighted assets - RWA (b)		611,442,138	656,188,517
Banking Book's Interest Rate Risk		3,527,467	4,142,339
Margin (Capital Buffer)	[3]	R$ 34,226,583	R$ 28,084,702
Basel ratio (a/b)		17.10%	15.40%
Tier I capital		13.10%	12.00%
- Common equity		12.30%	11.20%
- Additional Capital		0.80%	0.80%

[1]	As per January 2017, the factor applied to prudential adjustments went from 60% to 80%, according to the timeline for application of deductions of prudential adjustments, defined in Article11 of CMN Resolution no 4,192/13; and
[2]	For purposes of calculation of the market risk, the capital requirement will be the lower between the internal model and 80% of the standard model, pursuant to Circular Letter No. 3.646/13 of Central Bank of Brazil; and
[3]	Margin = Minimum (PR – PRE; PR Level I - RWA * 6%; PR Principal - RWA * 4.5%) - Additional Principal Capital.